Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2011
Supplemental Cash Flow Information
Supplemental Cash Flow Information

Note 16. Supplemental Cash Flow Information

        In the Consolidated Statements of Cash Flows, the caption "Cash and cash equivalents" includes investments in short-term, highly-liquid securities having a maturity of three months or less when purchased. Supplemental information relating to the Consolidated Statements of Cash Flows for the years ended December 31, 2011, 2010 and 2009 is presented in the following table:

	Year Ended Dec. 31,
(In thousands)	2011	2010	2009
Cash paid for or (received from):
Interest expense	$252,284	$268,693	$301,527
Interest and dividend income	(4,888)	(5,331)	(6,621)
Income taxes, net of refunds	11,677	13,353	824

        The Company acquired $10.1 million of property and equipment by entering into capital leases in 2011, which has been excluded from the Consolidated Statements of Cash Flows as a non-cash investing activity. There were no similar transactions in 2009 or 2010.